Shareholder Report, Holdings (Details) - COLORADO BONDSHARES A TAX-EXEMPT FUND - HICOX	Sep. 30, 2024
NOT RATED BY S & P Or MOODYS [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%
BELOW INVESTMENT GRADE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
RATED AAA/Aaa - BBBB/aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
GENERAL OBLIGATION [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
EDUCATION [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
REVENUE [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
WATER & SEWER [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
HOUSING [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SALES & USE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SPECIAL ASSESSMENT [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CASH & EQUIVALENTS [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
SHORT - TERM INVESTMENT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%